SHAREHOLDERS' DEFICIT - Preferred Stock Shares (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp - shares	Dec. 31, 2023	Dec. 31, 2022
Preferred shares, shares authorized	2,000,000	2,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0